CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 1,352,645	$ 1,740,235
Right of use assets	699,057	886,909
Goodwill	403,242	619,298
Other intangible assets	673,952	933,030
Deferred income tax assets	73,345	63,786
Derivative financial instrument assets	29,410	1,540
Trade and other receivables	121,033	147,305
Non-current assets	3,352,684	4,392,103
Current assets
Inventories	30,746	40,589
Income tax receivable	2,250	3,755
Derivative financial instrument assets		565
Trade and other receivables	313,356	607,835
Cash and cash equivalents	577,956	293,823
Assets held for sale		26,040
Current assets	924,308	972,607
TOTAL ASSETS	4,276,992	5,364,710
Non-current liabilities
Trade and other payables	5,218	4,629
Borrowings	3,219,215	3,056,696
Lease liabilities	470,476	510,838
Provisions for other liabilities and charges	83,876	86,131
Deferred income tax liabilities	100,450	137,106
Non-current liabilities	3,879,235	3,795,400
Current liabilities
Trade and other payables	422,500	532,627
Provisions for other liabilities and charges	182	277
Derivative financial instrument liabilities	10,203	68,133
Income tax payable	49,879	75,612
Borrowings	128,734	454,151
Lease liabilities	82,068	91,156
Current liabilities	693,566	1,221,956
Total liabilities	4,572,801	5,017,356
EQUITY
Stated capital	5,403,139	5,394,812
Accumulated losses	(6,925,419)	(5,293,394)
Other reserves	1,067,701	8,430
Equity attributable to owners of the Company	(454,579)	109,848
Non-controlling interests	158,770	237,506
Total equity	(295,809)	347,354
Total equity and liabilities	$ 4,276,992	$ 5,364,710